Other Current Assets (Details) - Schedule of other current assets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of other current assets [Abstract]
Prepaid advertising expense	[1]		$ 1,033,280
Deferred contract costs	[2]		272,804
Office rental deposit		203,896	86,287
Interest receivable		78,950	32,416
Prepaid rental fees		45,607	15,827
Prepaid consulting service fees			78,627
Others		47,256	94,167
Total		$ 375,709	$ 1,613,408

[1]	As of December 31, 2020, the balance of prepaid advertising expenses represents payments of advertising expenses to three vendors. Among the balance of $1,033,280 as of December 31, 2020, $459,235 was subsequently refunded from the vendor to the Company as the Company suspended cooperation with the vendor.
[2]	As of December 31, 2020, the balances of deferred contract costs represented the travel and media expenses which were directly related to certain contracts with customers. The costs and expenses were incurred so as the Company would fulfil its performance obligation committed to its customers and were expected to be recovered.